INTANGIBLE ASSETS (Details - Schedule of intangible assets) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Total intangible assets gross	$ 2,272,268	$ 2,152,745
Less: accumulated amortization	(1,103,645)	(942,538)
Intangible assets, net	1,168,623	1,210,207
Patents And Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets gross	2,267,251	2,147,728
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets gross	$ 5,017	$ 5,017